Financial Assets and Liabilities - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,758	$ 2,080
Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,758	$ 2,080